Loss per share (Details) - CHF (SFr) SFr / shares in Units, SFr in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Numerator
Net loss attributable to equity holders of the Company	SFr (12,927)	SFr (40,218)
Denominator
Weighted-average number of shares outstanding used to compute EPS basic attributable to equity holders	101,963,177	100,519,884
Weighted-average number of shares outstanding used to compute EPS diluted attributable to equity holders	101,963,177	100,519,884
Basic loss per share for the period attributable to equity holders	SFr (0.13)	SFr (0.4)
Diluted loss per share for the period attributable to equity holders	SFr (0.13)	SFr (0.4)